CRAIG MORESHEAD

JEFFERSON PILOT VARIABLE FUND, INC.

ONE GRANITE PLACE

CONCORD, NH 03110

January 30, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

RE: Jefferson Pilot Variable Fund, Inc. File No. 2-94479

Commissioners:

Enclosed for filing via EDGAR is the Definitive Schedule 14A for the Jefferson Pilot Variable Fund, Inc.  All information required under Item 14 of Schedule 14A has been either included or incorporated by reference.

The Jefferson Pilot Variable Fund, Inc. acknowledges that the actions of the staff of the Securities and Exchange Commission are not binding on the Commission, and the Fund agrees not to raise such actions as a defense to any action taken by the Commission.

Please call the undersigned at 603-226-5706 if you have any questions.

Sincerely,

Craig Moreshead